Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 28, 2013	Sep. 28, 2013
Treasury Stock, shares	52	48
Class A [Member]
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	900	900
Common stock, shares issued	322	322
Convertible Class B [Member]
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	900	900
Common stock, shares issued	70	70